UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [X]; Amendment Number:
This Amendment (check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     May 18, 2012

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   35
Form 13F Information Table Value Total:   $29,429

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1220	21085	SH		SOLE			19610		1475
AMGEN INC			COM		031162100	204	3000	SH		SOLE			0		3000
APOLLO GROUP INC		COM		037604105	855	22125	SH		SOLE			20690		1435
BANK OF AMERICA CORPORATION	COM		060505104	515	53768	SH		SOLE			48263		5505
BANK OF AMERICA CORPORATION	*W EXP 1/6/2019	060505146	349	75120	SH		SOLE			73055		2065
CEMEX SAB DE CV			SPON ADR NEW	151290889	953	122795	SH		SOLE			114210		8585
CINTAS CORP			COM		172908105	907	23185	SH		SOLE			22185		1000
CISCO SYS INC			COM		17275R102	1487	70290	SH		SOLE			66490		3800
COVIDIEN PLC			SHS		G2554F113	605	11070	SH		SOLE			10340		730
DELL INC			COM		24702R101	1462	88095	SH		SOLE			84095		4000
EXXON MOBIL CORP		COM		30231G102	1465	16891	SH		SOLE			16711		180
GENERAL DYNAMICS CORP		COM		369550108	1104	15049	SH		SOLE			14719		330
HARLEY DAVIDSON INC		COM		412822108	589	12010	SH		SOLE			12010
HEWLETT PACKARD CO		COM		428236103	781	32768	SH		SOLE			31418		1350
INTEL CORP			COM		458140100	970	34510	SH		SOLE			34510
LEGG MASON INC			COM		524901105	577	20670	SH		SOLE			19970		700
LIBERTY MEDIA CORP NE		INT COM SER A	53071M104	946	49578	SH		SOLE			46078		3500
MARKEL CORP			COM		570535104	1110	2472	SH		SOLE			2317		155
MAXIM INTEGRATED PROD		COM		57772K101	536	18735	SH		SOLE			17450		1285
MEDTRONIC INC			COM		585055106	1138	29029	SH		SOLE			28614		415
MOTOROLA SOLUTIONS IN		COM		620076307	652	12824	SH		SOLE			11967		857
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	417	6630	SH		SOLE			6630
NOVARTIS A G			SPON ADR NEW	66987V109	711	12830	SH		SOLE			12830
NRG ENERGY INC COM NE		COM NEW		629377508	1054	67275	SH		SOLE			62525		4750
PFIZER INC			COM		717081103	1377	60788	SH		SOLE			60788
PROGRESSIVE CORP OHIO		COM		743315103	1053	45407	SH		SOLE			43407		2000
SPRINT NEXTEL CORP		COM SER 1	852061100	566	198710	SH		SOLE			190710		8000
TE CONNECTIVITY			SHS		H84989104	405	11015	SH		SOLE			11015
TYCO INTERNATIONAL LT		SHS		H89128104	475	8463	SH		SOLE			8294		169
VULCAN MATLS CO			COM		929160109	1074	25145	SH		SOLE			24445		700
WAL MART STORES INC		COM		931142103	545	8910	SH		SOLE			10920		815
WALGREEN COMPANY		COM		931422109	393	11735	SH		SOLE			8080		830
WASHINGTON POST CO		CL B		939640108	742	1987	SH		SOLE			1857		130
WELLS FARGO & CO NEW		COM		949746101	1698	49750	SH		SOLE			46435		3315
WEYERHAEUSER CO			COM		962166104	494	22529	SH		SOLE			21063		1466